Fair Value of Assets and Liabilities - Fair Value, by Balance Sheet Grouping (LendingClub Corp) (Details) 10Q - USD ($)		Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 446,632	$ 322,441
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		446,632	322,441
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,305,464,000	4,629,567,000
Total liabilities		4,042,482,000	4,328,654,000
LendingClub Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		0	0
Total liabilities		0	0
LendingClub Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		246,940,000	287,137,000
Total liabilities		0	0
LendingClub Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,058,524,000	4,342,430,000
Total liabilities		4,042,482,000	4,328,654,000
Reported Value Measurement [Member] | LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	[1]	534,451,000	515,602,000
Restricted cash		148,890,000	177,810,000
Servicer reserve receivable		4,362,000	4,938,000
Deposits		855,000	855,000
Total assets		688,558,000	699,205,000
Accrued expenses and other liabilities		11,748,000	10,981,000
Accounts payable		7,470,000	10,889,000
Payables to investors		96,131,000	125,884,000
Total liabilities		115,349,000	147,754,000
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	[1]	0	0
Restricted cash		0	0
Servicer reserve receivable		0	0
Deposits		0	0
Total assets		0	0
Accrued expenses and other liabilities		0	0
Accounts payable		0	0
Payables to investors		0	0
Total liabilities		0	0
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	[1]	534,451,000	515,602,000
Restricted cash		148,890,000	177,810,000
Servicer reserve receivable		4,362,000	4,938,000
Deposits		855,000	855,000
Total assets		688,558,000	699,205,000
Accrued expenses and other liabilities		0	0
Accounts payable		7,470,000	10,889,000
Payables to investors		96,131,000	125,884,000
Total liabilities		103,601,000	136,773,000
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	[1]	0	0
Restricted cash		0	0
Servicer reserve receivable		0	0
Deposits		0	0
Total assets		0	0
Accrued expenses and other liabilities		11,748,000	10,981,000
Accounts payable		0	0
Payables to investors		0	0
Total liabilities		11,748,000	10,981,000
Estimate of Fair Value Measurement [Member] | LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	[1]	534,451,000	515,602,000
Restricted cash		148,890,000	177,810,000
Servicer reserve receivable		4,362,000	4,938,000
Deposits		855,000	855,000
Total assets		688,558,000	699,205,000
Accrued expenses and other liabilities		11,748,000	10,981,000
Accounts payable		7,470,000	10,889,000
Payables to investors		96,131,000	125,884,000
Total liabilities		$ 115,349,000	$ 147,754,000

[1]	Carrying amount approximates fair value due to the short maturity of these financial instruments.